Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,649,947	¥ 6,443,748
Liabilities	10,496,855	6,966,336
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,916,986,563	1,615,938,636
Assets	7,682,264	5,800,033
Liabilities	8,087,582	5,394,678
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,691,197,124	1,429,411,628
Assets	5,025,797	3,016,258
Liabilities	6,380,627	3,189,943
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	129,630,431	150,781,509
Assets	37,084	118,492
Liabilities	36,633	119,133
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	262,156,548	450,609,244
Assets	87,651	493,433
Liabilities	52,918	99,058
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	24,354,115	12,650,288
Assets	30,619	1,447
Liabilities	24,358	84
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,036,174,625	659,925,813
Assets	4,059,518	2,062,478
Liabilities	4,100,097	2,096,930
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	238,881,405	155,444,774
Assets	810,925	340,408
Liabilities	2,166,621	874,738
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	220,393,641	180,733,207
Assets	2,571,317	2,637,955
Liabilities	1,629,519	2,000,625
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,114	10,759
Assets	145	101
Liabilities		204
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	115,616,503	84,081,833
Assets	1,113,495	1,259,714
Liabilities	1,107,415	1,132,187
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	93,961,952	86,177,897
Assets	1,282,512	1,258,400
Liabilities	352,236	727,106
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,814,072	10,462,718
Assets	175,165	119,740
Liabilities	169,868	141,128
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,372,833	2,801,005
Assets	54,508	102,313
Liabilities	42,208	157,086
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,369,369	1,231,058
Assets	11,259	39,764
Liabilities	16,491	62,024
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	565,733	1,252,615
Assets	9,312	35,056
Liabilities	17,713	82,997
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	146,369
Assets	12,567
Liabilities	2
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	39,235	56,448
Assets	433	542
Liabilities	2,554	4,859
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	252,127	260,884
Assets	20,937	26,951
Liabilities	5,448	7,206
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	129,488	153,247
Assets	9,142	21,540
Liabilities	7,946	19,544
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	25,427	11,186
Assets	407	1,413
Liabilities	1,247	202
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	73,010	138,270
Assets	8,567	20,033
Liabilities	6,331	18,815
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	31,051	3,791
Assets	168	94
Liabilities	368	527
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,893,477	2,839,549
Assets	21,500	21,967
Liabilities	27,282	27,480
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	86,603,721	70,769,944
Assets	967,683	643,715
Liabilities	2,409,273	1,571,658
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	65,003,591	56,750,246
Assets	763,819	577,685
Liabilities	1,032,506	582,721
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,746,711	774,857
Assets	5,990	321
Liabilities	2,836	2
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	56,071,259	55,805,239
Assets	757,829	577,364
Liabilities	1,008,337	579,505
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	185,621	170,150
Liabilities	21,333	3,214
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	21,600,130	13,999,978
Assets	203,864	66,030
Liabilities	1,376,767	986,906
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,430,656	2,836,806
Assets	71,072	29,947
Liabilities	184,808	267,923
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	14,169,474	11,163,172
Assets	132,792	36,083
Liabilities	¥ 1,191,959	718,983
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Liabilities		2,031
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Liabilities		¥ 2,031